UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/07

Item 1.  Reports to Stockholders.

Semi-Annual Report
June 30, 2007

JNF Equity Portfolio

JNF Balanced Portfolio

Each a series of the Northern Lights Variable Trust

PORTFOLIO REVIEW
June 30, 2007 (Unaudited)

Jefferson National Equity Portfolio

	Top Ten	% of
	Holdings by Industry	Net Assets
1	Insurance	9.0%
2	Electric	5.7%
3	Retail	5.6%
4	Commercial Services	4.6%
5	Chemicals	4.3%
6	REITs	4.2%
7	Oil & Gas	4.0%
8	Toys/Games/Hobbies	3.9%
9	Telecommunications	3.9%
10	Transportation	3.8%
	Other, Cash & Cash Equivalents	51.0%
		100.0%

Jefferson National Balanced Portfolio

	Top Ten	% of
	Holdings by Industry	Net Assets
1	US Government Agencies - Mortgage Backed	14.9%
2	Diversified Financial Services	8.5%
3	US Government Agencies	5.9%
4	Insurance	5.8%
5	Oil & Gas	5.4%
6	Computers	4.4%
7	Telecommunications	4.3%
8	Banks	4.2%
9	Retail	3.6%
10	Electric	3.0%
	Other, Cash & Cash Equivalents	40.0%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

	Shares		Value
		COMMON STOCKS - 99.7%
		AEROSPACE/DEFENSE - 0.9%
	21,300	Rockwell Collins, Inc.	$ 1,504,632

		AGRICULTURE - 0.6%
	17,800	UST, Inc.	956,038

		AIRLINES - 1.3%
	50,700	Continental Airlines, Inc. *	1,717,209
	13,900	US Airways Group, Inc. *	420,753
			2,137,962
		APPAREL - 0.7%
	4,000	Phillips-Van Heusen	242,280
	9,700	Polo Ralph Lauren Corp.	951,667
			1,193,947
		AUTO PARTS & EQUIPMENT - 0.8%
	39,800	Goodyear Tire & Rubber Co.	1,383,448

		BANKS - 2.9%
	19,800	Comerica, Inc.	1,177,506
	76,000	KeyCorp	2,609,080
	16,000	Northern Trust Corp.	1,027,840
			4,814,426
		BEVERAGES - 0.4%
	8,900	Brown-Forman Corp.	650,412

		BIOTECHNOLOGY - 0.9%
	19,300	Biogen Idec, Inc. *	1,032,550
	3,700	Invitrogen Corp. *	272,875
	27,600	Millennium Pharmaceuticals, Inc. *	291,732
			1,597,157
		BUILDING MATERIALS - 0.8%
	24,300	American Standard Cos., Inc.	1,433,214

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
		CHEMICALS - 4.3%
	20,400	Albemarle Corp.	$ 786,012
	69,100	Celanese Corp.	2,679,698
	17,500	Lubrizol Corp.	1,129,625
	38,900	Sherwin-Williams Co.	2,585,683
			7,181,018
		COMMERCIAL SERVICES - 4.6%
	21,100	Corrections Corp. of America *	1,331,621
	13,100	ITT Educational Services, Inc. *	1,537,678
	26,700	Manpower, Inc.	2,462,808
	53,500	RR Donnelley & Sons Co.	2,327,785
			7,659,892
		COMPUTERS - 2.5%
	30,200	Computer Sciences Corp. *	1,786,330
	3,400	DST Systems, Inc. *	269,314
	14,600	Electronic Data Systems Corp.	404,858
	25,500	Lexmark International, Inc. *	1,257,405
	4,600	NCR Corp. *	241,684
	13,700	Western Digital Corp. *	265,095
			4,224,686
		COSMETICS - 1.7%
	62,600	Avon Products, Inc.	2,300,550
	13,400	Estee Lauder Cos, Inc.	609,834
			2,910,384
		DISTRIBUTION - 0.5%
	41,400	Ingram Micro, Inc. *	898,794

		DIVERSIFIED FINANCIAL SERVICES - 3.4%
	8,500	AG Edwards, Inc.	718,675
	9,400	AmeriCredit Corp. *	249,570
	14,800	Bear Stearns Cos, Inc.	2,072,000
	18,800	CIT Group, Inc.	1,030,804
	19,200	Eaton Vance Corp.	848,256
	19,500	First Marblehead Corp.	753,480
			5,672,785

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
		ELECTRIC - 5.7%
	17,300	Alliant Energy Corp.	$ 672,105
	34,200	Constellation Energy Group, Inc.	2,981,214
	24,600	Edison International	1,380,552
	38,500	MDU Resources Group, Inc.	1,079,540
	37,800	Mirant Corp. *	1,612,170
	17,700	Northeast Utilities	501,972
	13,900	OGE Energy Corp.	509,435
	6,200	PG&E Corp.	280,860
	21,400	Reliant Energy, Inc. *	576,730
			9,594,578
		ELECTRICALCOMPONENTS & EQUIPMENT - 0.3%
	4,800	Energizer Holdings, Inc. *	478,080

		ELECTRONICS - 2.6%
	31,700	Applera Corp. - Applied Biosystems Group	968,118
	31,800	Avnet, Inc. *	1,260,552
	39,000	Dolby Laboratories, Inc. *	1,380,990
	4,000	Mettler Toledo International, Inc. *	382,040
	23,200	Vishay Intertechnology, Inc. *	367,024
			4,358,724
		ENGINEERING & CONSTRUCTION - 0.4%
	6,500	Jacobs Engineering Group, Inc. *	373,815
	2,900	McDermott International, Inc. *	241,048
			614,863
		FOOD - 3.2%
	18,300	Campbell Soup Co.	710,223
	68,900	ConAgra Foods, Inc.	1,850,654
	61,200	Kroger Co.	1,721,556
	51,200	Tyson Foods, Inc.	1,179,648
			5,462,081
		GAS - 2.3%
	24,300	Atmos Energy Corp.	730,458
	22,600	Energen Corp.	1,241,644
	34,100	NiSource, Inc.	706,211
	21,400	Sempra Energy	1,267,522
			3,945,835

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
		HEALTHCARE - PRODUCTS - 2.0%
	17,100	Becton Dickinson & Co.	$ 1,273,950
	14,900	Dentsply International, Inc.	570,074
	4,400	Hillenbrand Industries, Inc.	286,000
	15,100	Kinetic Concepts, Inc. *	784,747
	7,200	Techne Corp. *	411,912
			3,326,683
		HEALTHCARE - SERVICES - 0.8%
	24,300	Coventry Health Care, Inc. *	1,400,895

		HOME BUILDERS - 0.5%
	1,200	NVR, Inc.	815,700

		INSURANCE - 9.0%
	45,750	American Financial Group, Inc.	1,562,363
	29,200	Assurant, Inc.	1,720,464
	61,700	Cigna Corp.	3,221,974
	12,000	Everest Re Group Ltd.	1,303,680
	10,300	Fidelity National Financial, Inc.	244,110
	8,400	MGIC Investment Corp.	477,624
	23,000	PartnerRe Ltd.	1,782,500
	38,100	PMI Group, Inc.	1,701,927
	13,900	Radian Group, Inc.	750,600
	8,700	RenaissanceRe Holdings Ltd.	539,313
	30,000	SafeCo Corp.	1,867,800
			15,172,355
		INTERNET - 2.5%
	15,500	Expedia, Inc. *	453,995
	25,000	IAC/InterActiveCorp *	865,250
	62,700	McAfee, Inc. *	2,207,040
	10,900	NutriSystem, Inc. *	761,256
			4,287,541
		IRON/STEEL - 1.0%
	2,500	Carpenter Technology Corp.	325,775
	12,800	United States Steel Corp.	1,392,000
			1,717,775

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
		MACHINERY - 3.5%
	27,100	Terex Corp. *	$ 2,203,230
	27,700	Cummins, Inc.	2,803,517
	11,400	Manitowoc Co., Inc.	916,332
			5,923,079
		MEDIA - 1.1%
	25,300	EchoStar Communications Corp. *	1,097,261
	6,500	Liberty Media Corp. - Capital *	764,920
			1,862,181
		METALS FABRICATE/HARDWARE - 0.3%
	15,900	Commercial Mertals Co.	536,943

		MINING - 1.2%
	7,600	Southern Copper Corp.	716,376
	11,100	Vulcan Materials Co	1,271,394
			1,987,770
		MISCELLANEOUS MANUFACTURING - 0.5%
	8,700	SPX Corp.	763,947

		OFFICE FURNSHINGS - 0.5%
	41,800	Steelcase, Inc.	773,300

		OIL & GAS - 4.0%
	28,300	ENSCO International, Inc.	1,726,583
	12,600	Frontier Oil Corp.	551,502
	11,500	Holly Corp.	853,185
	9,200	Sunoco, Inc.	733,056
	49,000	Tesoro Corp.	2,800,350
			6,664,676
		OIL & GAS SERVICES- 0.5%
	20,200	Global Industries Ltd. *	541,764
	2,200	National Oilwell Varco, Inc. *	229,328
			771,092
		PACKAGING & CONTAINERS - 1.3%
	28,700	Pactiv Corp. *	915,243
	31,600	Sonoco Products Co.	1,352,796
			2,268,039

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
		PHARMACEUTICALS - 2.1%
	45,300	AmerisourceBergen Corp.	$ 2,240,991
	7,200	Express Scripts, Inc. *	360,072
	20,800	Forest Laboratories, Inc. *	949,520
			3,550,583
		PIPELINES - 0.3%
	10,800	Oneok, Inc.	544,428

		REAL ESTATE - 0.7%
	32,600	CB Richard Ellis Group, Inc. *	1,189,900

		REITS - 4.2%
	4,100	Boston Properties, Inc.	418,733
	46,600	Douglas Emmett, Inc.	1,152,884
	4,400	General Growth Properties, Inc.	232,980
	39,200	Hospitality Properties Trust	1,626,408
	160,800	HRPT Properties Trust	1,672,320
	19,500	Kimco Realty Corp.	742,365
	25,500	Rayonier, Inc.	1,151,070
			6,996,760
		RETAIL - 5.6%
	17,100	Autozone, Inc.	2,336,202
	35,050	Brinker International, Inc.	1,025,913
	7,100	Darden Restaurants, Inc.	312,329
	83,200	Family Dollar Stores, Inc.	2,855,424
	7,400	Nordstrom, Inc.	378,288
	13,500	RadioShack Corp.	447,390
	49,600	Ross Stores, Inc.	1,527,680
	1	Sears Holdings Corp. *	169
	16,500	TJX Cos, Inc.	453,750
			9,337,145

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
		SEMICONDUCTOR - 3.5%
	35,500	International Rectifier Corp. *	$ 1,322,730
	85,800	Intersil Corp.	2,699,268
	5,800	Lam Research Corp. *	298,120
	12,200	Novellus Systems, Inc. *	346,114
	23,800	Nvidia Corp. *	983,178
	13,600	Teradyne, Inc. *	239,088
			5,888,498
		SOFTWARE - 2.2%
	45,600	BEA Systems, Inc. *	624,264
	54,200	BMC Software, Inc. *	1,642,260
	35,900	Compuware Corp. *	425,774
	9,100	Dun & Bradstreet Corp.	937,118
			3,629,416
		TELECOMMUNICATIONS - 3.9%
	34,000	Avaya, Inc. *	572,560
	50,700	CenturyTel, Inc.	2,486,835
	14,528	Ciena Corp. *	524,897
	16,900	CommScope, Inc. *	986,115
	5,000	Harris Corp.	272,750
	5,800	Leap Wireless International, Inc. *	490,100
	6,700	MetroPCS Communications, Inc. *	221,368
	4,200	NII Holdings, Inc. *	339,108
	10,400	Telephone & Data Systems, Inc.	650,728
			6,544,461
		TOYS/GAMES/HOBBIES - 3.9%
	88,700	Hasbro, Inc.	2,786,067
	48,500	Marvel Entertainment, Inc. *	1,235,780
	103,000	Mattel, Inc.	2,604,870
			6,626,717
		TRANSPORTATION - 3.8%
	17,800	Con-way, Inc.	894,272
	20,400	Overseas Shipholding Group	1,660,560
	6,200	Ryder System, Inc.	333,560
	50,600	Tidewater, Inc.	3,586,528
			6,474,920

	See accompanying notes to financial statements.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares		Value
	3,892,429	TOTAL COMMON STOCKS (Cost $167,567,144)	$ 167,727,760

		SHORT-TERM INVESTMENTS - 0.7%
	1,137,900	Janis Institutional Money Market 5.23%, 7/2/2007 (cost $ 1,137,900)	1,137,900

		TOTAL INVESTMENTS - 100.4% (Cost $168,705,044) (a)	$ 168,865,660
		OTHER ASSETS & LIABILITIES - (.4%)	(718,918)
		NET ASSETS - 100.0%	$ 168,146,742

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $168,705,044 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 5,746,139
	Unrealized depreciation (5,585,523)
	Net unrealized appreciation $ 160,616

*	Non-Income producing security.

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2007 (Unaudited)

	Shares				Value
		COMMON STOCKS - 69.9%
		ADVERTISING - 1.1%
	8,400	Omnicom Group, Inc.			$ 444,528

		AEROSPACE/DEFENSE - 1.4%
	2,900	Lockheed Martin Corp.			272,977
	3,500	Northrop Grumman Corp.			272,545
					545,522
		AGRICULTURE - 0.7%
	4,110	Altria Group, Inc.			288,275

		AIRLINES - 0.7%
	8,800	Continental Airlines, Inc. *			298,056

		APPAREL - 0.1%
	800	Phillips-Van Heusen			48,456

		AUTO MANUFACTURERS - 0.3%
	1,800	General Motors Corp.			68,040
	800	Paccar, Inc.			69,632
					137,672
		BANKS - 3.0%
	16,100	Bank of America Corp.			787,129
	2,100	BB&T Corp.			85,428
	2,900	Keycorp			99,557
	1,100	PNC Financial Services Group, Inc.			78,738
	700	SunTrust Banks, Inc.			60,018
	700	UnionBanCal Corp.			41,790
	1,100	Washington Mutual, Inc.			46,904
					1,199,564
		BEVERAGES - 1.1%
	1,500	Coca-Cola Co.			78,465
	600	Molson Coors Brewing Co.			55,476
	4,960	PepsiCo, Inc.			321,656
					455,597

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		BIOTECHNOLOGY - 0.6%
	4,400	Biogen Idec, Inc. *			$ 235,400

		BUILDING MATERIALS - 0.1%
	900	American Standard Cos., Inc.			53,082

		CHEMICALS - 2.1%
	9,500	Celanese Corp.			368,410
	1,700	Dow Chemical Co.			75,174
	1,400	Lubrizol Corp.			90,370
	4,900	Sherwin-Williams Co.			325,703
					859,657
		COMMERCIAL SERVICES - 1.4%
	2,100	Accenture Ltd.			90,069
	300	ITT Educational Services, Inc. *			35,214
	1,200	Manpower, Inc.			110,688
	5,600	McKesson Corp.			333,648
					569,619
		COMPUTERS - 4.1%
	600	Apple, Inc. *			73,224
	2,200	Computer Sciences Corp. *			130,130
	1,100	DST Systems, Inc. *			87,131
	9,600	Electronic Data Systems Corp.			266,208
	16,188	Hewlett-Packard Co.			722,309
	3,500	International Business Machines Corp.			368,375
					1,647,377
		COSMETICS - 1.3%
	6,400	Avon Products, Inc.			235,200
	2,400	Colgate-Palmolive Co.			155,640
	1,300	Estee Lauder Cos, Inc.			59,163
	1,365	Procter & Gamble Co.			83,524
					533,527
		DISTRIBUTION - 0.5%
	2,000	WW Grainger, Inc.			186,100

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		DIVERSIFIED FINANCIAL SERVICES - 6.3%
	1,000	Bear Stearns Cos, Inc.			$ 140,000
	9,332	Citigroup, Inc.			478,638
	1,500	Countrywide Financial Corp.			54,525
	1,400	Goldman Sachs Group, Inc.			303,450
	14,940	JPMorgan Chase & Co.			723,843
	6,200	Merrill Lynch & Co, Inc.			518,196
	4,000	Morgan Stanley			335,520
					2,554,172
		ELECTRIC - 2.5%
	4,500	Constellation Energy Group, Inc.			392,265
	6,700	Edison International			376,004
	4,500	Northeast Utilities			127,620
	3,700	Reliant Energy, Inc. *			99,715
	500	TXU Corp.			33,650
					1,029,254
		ELECTRICALCOMPONENTS & EQUIPMENT - 0.8%
	6,500	Emerson Electric Co.			304,200

		ELECTRONICS - 0.7%
	4,900	Avnet, Inc. *			194,236
	1,300	Dolby Laboratories, Inc. *			46,033
	3,300	Vishay Intertechnology, Inc. *			52,206
					292,475
		FOOD - 2.0%
	6,100	ConAgra Foods, Inc.			163,846
	7,890	Kraft Foods, Inc.			278,122
	13,200	Kroger Co.			371,316
					813,284
		FOREST & PAPER PRODUCTS - 0.4%
	4,100	International Paper Co.			160,105

		GAS - 0.5%
	2,000	Atmos Energy Corp.			60,120
	6,300	NiSource, Inc.			130,473
					190,593

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		HEALTHCARE - PRODUCTS - 2.5%
	8,800	Baxter International, Inc.			$ 495,792
	8,280	Johnson & Johnson			510,214
					1,006,006
		HEALTHCARE - SERVICES - 0.8%
	6,800	Aetna, Inc.			335,920

		INSURANCE - 4.7%
	5,900	Allstate Corp.			362,909
	2,100	Chubb Corp.			113,694
	6,200	Cigna Corp.			323,764
	1,400	CNA Financial Corp.			66,766
	400	Everest Re Group Ltd.			43,456
	1,800	Loews Corp.			91,764
	1,800	MGIC Investment Corp.			102,348
	2,000	PMI Group, Inc.			89,340
	1,400	Radian Group, Inc.			75,600
	2,600	Safeco Corp.			161,876
	9,200	Travelers Cos., Inc.			492,200
					1,923,717
		INTERNET - 1.1%
	5,700	IAC/InterActiveCorp *			197,277
	3,700	McAfee, Inc. *			130,240
	1,400	NutriSystem, Inc. *			97,776
					425,293
		IRON/STEEL - 0.4%
	1,600	United States Steel Corp.			174,000

		MACHINERY - 1.4%
	2,800	Terex Corp. *			227,640
	3,300	Cummins, Inc.			333,993
					561,633

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		MEDIA - 1.8%
	6,800	CBS Corp.			$ 226,576
	637	Citadel Broadcasting Corp.			4,111
	2,750	McGraw-Hill Cos., Inc.			187,220
	3,000	News Corp.			63,630
	7,600	Walt Disney Co.			259,464
					741,001
		MINING - 0.3%
	335	Freeport-McMoRan Copper & Gold, Inc.			27,745
	800	Southern Copper Corp.			75,408
					103,153
		MISCELLANEOUS MANUFACTURING - 1.5%
	5,700	General Electric Co.			218,196
	3,100	Honeywell International, Inc.			174,468
	1,200	SPX Corp.			105,372
	1,100	Textron, Inc.			121,121
					619,157
		OIL & GAS - 5.4%
	2,600	ConocoPhillips			204,100
	1,000	Devon Energy Corp.			78,290
	800	ENSCO International, Inc.			48,808
	9,740	Exxon Mobil Corp.			816,991
	1,500	Holly Corp.			111,285
	8,000	Marathon Oil Corp.			479,680
	1,700	Sunoco, Inc.			135,456
	4,500	Valero Energy Corp.			332,370
					2,206,980
		OIL & GAS SERVICES- 0.5%
	4,000	Global Industries Ltd. *			107,280
	700	National Oilwell Varco, Inc. *			72,968
					180,248
		PACKAGING & CONTAINERS - 0.3%
	2,500	Pactiv Corp. *			79,725
	1,300	Sonoco Products Co.			55,653
					135,378

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		PHARMACEUTICALS - 2.2%
	2,800	AmerisourceBergen Corp.			$ 138,516
	2,300	Forest Laboratories, Inc. *			104,995
	2,500	ImClone Systems, Inc. *			88,400
	1	Medco Health Solutions, Inc. *			78
	1,300	Merck & Co., Inc.			64,740
	19,140	Pfizer, Inc.			489,410
					886,139
		REAL ESTATE - 0.2%
	2,000	CB Richard Ellis Group, Inc. *			73,000

		REITS - 0.9%
	2,900	Hospitality Properties Trust			120,321
	6,200	HRPT Properties Trust			64,480
	3,100	Kimco Realty Corp.			118,017
	1,400	Prologis			79,660
					382,478
		RETAIL - 3.5%
	3,200	American Eagle Outfitters, Inc.			82,112
	1,200	Autozone, Inc. *			163,944
	3,400	Family Dollar Stores, Inc.			116,688
	2,300	JC Penney Co., Inc.			166,474
	2,300	Kohl's Corp. *			163,369
	3,500	McDonald's Corp.			177,660
	900	Nordstrom, Inc.			46,008
	8,900	RadioShack Corp.			294,946
	6,100	Ross Stores, Inc.			187,880
					1,399,081
		SEMICONDUCTOR - 1.3%
	2,600	International Rectifier Corp. *			96,876
	3,600	Novellus Systems, Inc. *			113,256
	2,000	Nvidia Corp. *			82,620
	6,700	Texas Instruments, Inc.			252,121
					544,873

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		SOFTWARE - 2.3%
	1,800	Automatic Data Processing, Inc.			$ 87,246
	5,200	BMC Software, Inc. *			157,560
	2,425	Broadridge Financial Solutions, Inc.			46,366
	22,140	Microsoft Corp.			652,466
					943,638
		TELECOMMUNICATIONS - 4.0%
	20,222	AT&T, Inc.			839,213
	1,600	CenturyTel, Inc.			78,480
	16,170	Cisco Systems, Inc. *			450,335
	1,700	CommScope, Inc. *			99,195
	1,700	Juniper Networks, Inc. *			42,789
	8,000	Qwest Communications International, Inc. *			77,600
	1,000	Verizon Communications, Inc.			41,170
					1,628,782
		TOYS/GAMES/HOBBIES - 1.1%
	2,800	Hasbro, Inc.			87,948
	14,400	Mattel, Inc.			364,176
					452,124
		TRANSPORTATION - 2.0%
	2,200	Con-way, Inc.			110,528
	2,600	Overseas Shipholding Group			211,640
	6,200	Tidewater, Inc.			439,456
	1,300	YRC Worldwide, Inc. *			47,840
					809,464

		TOTAL COMMON STOCKS (Cost $28,382,308)			$ 28,378,580

	Par Value	BONDS & NOTES - 29.6%	Coupon Rate (%)	Maturity
		AEROSPACE/DEFENSE - 0.3%
	115,000	Lockheed Martin Corp.	7.650	5/1/16	129,019

		BANKS - 1.2%
	135,000	Bank of America Corp.	5.625	10/14/16	133,568
	135,000	US Bank NA/Cincinnati OH	4.950	10/30/14	128,772
	125,000	Wachovia Corp.	5.300	10/15/11	123,640
	125,000	Wells Fargo & Co.	4.200	1/15/10	121,568
					507,548

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Par Value		Coupon Rate (%)	Maturity	Value
		COMMERCIAL MORTGAGE BACKED SECURITIES - 1.3%
	239,873	Bear Stearns Commercial Mortgage Securities	4.000	3/13/40	$ 230,522
	296,973	Ge Capital Commercial Mortgage Corp.	4.970	8/11/36	293,307
					523,829
		COMPUTERS - 0.3%
	125,000	International Business Machines Corp.	4.750	11/29/12	120,118

		DIVERSIFIED FINANCIAL SERVICES - 1.2%
	125,000	Citigroup Inc.	6.500	1/18/11	128,766
	125,000	General Electric Capital Corp.	5.875	2/15/12	126,452
	125,000	JPMorgan Chase & Co.	4.750	3/1/15	115,688
	125,000	National Rural Utilities Cooperative Finance Corp.	5.750	8/28/09	125,846
					496,752
		ELECTRIC - 0.5%
	110,000	Consolidated Edison Co. of New York Inc.	5.375	12/15/15	107,570
	100,000	Florida Power & Light Co.	4.850	2/1/13	96,313
					203,883
		INSURANCE - 1.1%
	125,000	Allstate Corp.	7.200	12/1/09	130,014
	50,000	American International Group, Inc.	6.250	5/1/36	50,094
	135,000	Berkshire Hathaway Finance Corp.	4.850	1/15/15	127,564
	125,000	Travelers Cos., Inc.	6.375	6/15/12	123,413
					431,085
		MEDIA - 0.3%
	100,000	Walt Disney Co.	6.375	3/1/12	103,525

		PHARMACEUTICALS - 0.3%
	125,000	Merck & Co., Inc.	4.750	3/1/15	116,787

		RETAIL - 0.1%
	55,000	Wal-Mart Stores Inc.	5.250	9/1/35	47,875

		US GOVERNMENT - 1.9%
	780,000	United States Treasury Bond	5.250	11/15/28	785,607

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Par Value		Coupon Rate (%)	Maturity	Value
		US GOVERNMENT AGENCIES - 5.9%
	565,000	Federal National Mortgage Association	5.375	11/15/11	$ 567,712
	545,000	Federal National Mortgage Association	4.250	5/15/09	536,062
	275,000	Federal Home Loan Bank System	4.500	9/16/13	262,487
	385,000	Federal Home Loan Bank System	4.625	2/18/11	377,454
	375,000	Federal Home Loan Mortgage Corp.	5.625	3/15/11	379,725
	275,000	Federal Home Loan Mortgage Corp.	4.500	1/15/14	262,020
					2,385,460
		US GOVERNMENT AGENCIES - MORTGAGE BACKED - 14.9%
	422,518	Federal National Mortgage Association	4.000	5/1/14-2/1/22	400,755
	763,587	Federal National Mortgage Association	4.500	10/1/20-5/1/37	717,992
	1,445,011	Federal National Mortgage Association	5.000	6/1/22-6/1/37	1,371,847
	1,429,721	Federal National Mortgage Association	5.500	2/1/12-5/1/37	1,388,840
	868,488	Federal National Mortgage Association	6.000	4/1/37-5/1/37	859,532
	478,801	Federal National Mortgage Association	6.500	12/1/36-2/1/37	483,589
	3,046	Federal National Mortgage Association	7.000	6/1/29	3,127
	87,378	Federal National Mortgage Association REMICS	5.000	12/15/23	86,436
	248,053	Federal National Mortgage Association Reference REMIC	4.375	4/15/15	240,475
	192,520	Federal National Mortgage Association Reference REMIC	5.875	5/15/16	191,873
	40,815	Federal Home Loan Mortgage Corp.	5.000	5/1/34	38,162
	122,371	Federal Home Loan Mortgage Corp.	5.500	9/1/36	117,820
	109,412	Federal Home Loan Mortgage Corp.	6.000	9/1/36	108,181
	35,717	Federal Home Loan Mortgage Corp.	6.500	10/1/36	36,052
	2,623	Government National Mortgage Association	5.500	12/15/28	2,666
					6,047,347
		TELECOMMUNICATIONS - 0.3%
	100,000	Bellsouth Capital Funding Corp.	7.750	2/15/10	105,382

		TOTAL NOTES & BONDS (Cost $12,117,938)			$ 12,004,217

	See accompanying notes to financial statements.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2007 (Unaudited)

	Shares				Value
		SHORT-TERM INVESTMENTS - 0.0%
	19,733	Janis Institutional Money Market 5.23%, 7/2/2007 (cost $ 19,733)			$ 19,733

		TOTAL INVESTMENTS - 99.5% (Cost $40,519,979) (a)			$ 40,402,530
		OTHER ASSETS & LIABILITIES - .5%			222,816
		NET ASSETS - 100.0%			$ 40,625,346

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,519,979 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 834,929
	Unrealized depreciation (952,376)
	Net unrealized appreciation $ 117,449

*	Non-Income producing security.

	See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

	Jefferson	Jefferson
	National	National
	Equity Fund	Balanced Fund
ASSETS
Investments, at cost	$ 168,705,044	$ 40,519,979
Investments in securities, at value	$ 168,865,660	$ 40,402,530
Receivable for securities sold	315,880	623,411
Dividends and interest receivable	96,076	126,730
Receivable for fund shares sold	-	106,357
Prepaid expenses and other assets	12,257	2,873
TOTAL ASSETS	169,289,873	41,261,901

LIABILITIES
Payable for securities purchased	963,950	486,348
Payable for fund shares redeemed	29,092	6,320
Investment advisory fee payable	81,158	17,354
Distribution (12b-1) fees payable	33,973	8,195
Administration fees payable	21,514	4,630
Custody fees payable	6,046	4,836
Dividends payable	-	106,357
Accrued expenses and other liabilities	7,398	2,515
TOTAL LIABILITIES	1,143,131	636,555

NET ASSETS	$ 168,146,742	$ 40,625,346

Net Assets Consist Of:
Paid in capital	168,527,866	40,710,989
Accumulated (Distribution in excess of) net investment income	25,784	(126)
Accumulated net realized gain (loss) on investments	(567,524)	31,931
Net unrealized appreciation (depreciation) on investments	160,616	(117,448)
NET ASSETS	$ 168,146,742	$ 40,625,346

Shares of Beneficial Interest Outstanding	7,097,758	2,575,357
Net Asset Value/Offering & Redemption Price per share	$ 23.69	$ 15.77

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2007 (Unaudited)(a)

	Jefferson	Jefferson
	National	National
	Equity Fund	Balanced Fund
INVESTMENT INCOME:
Dividend	$ 321,831	$ 95,354
Interest	4,911	83,688
TOTAL INVESTMENT INCOME	326,742	179,042

EXPENSES:
Investment advisory fees	177,854	43,029
Distribution (12b-1) fees	68,405	16,549
Administration fees	42,736	10,655
Professional fees	11,485	2,829
Custodian fees	6,045	4,836
Insurance expenses	3,386	846
Compliance officers fees	2,902	726
Printing and postage expense	1,935	484
Trustees' fees and expenses	436	435
Other expenses	483	484
TOTAL EXPENSES	315,667	80,873

Less: Expenses waived/reimbursed by the advisor	(14,709)	(8,062)
NET EXPENSES	300,958	72,811
NET INVESTMENT INCOME	25,784	106,231

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(567,524)	31,931
Net change in unrealized appreciation (depreciation)
on investments	160,616	(117,448)

NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS	(406,908)	(85,517)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ (381,124)	$ 20,714

(a) The JNF Portfolios commenced operations on May 1, 2007

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2007(Unaudited)(a)

	Jefferson	Jefferson
	National	National
	Equity Fund	Balanced Fund
FORM OPERATIONS
Net investment income	$ 25,784	$ 106,231
Net realized gain (loss) on investments	(567,524)	31,931
Net change in unrealized appreciation (depreciation)
on investments	160,616	(117,448)
Net Increase (Decrease) in Net Assets
Resulting From Operations	(381,124)	20,714

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	-	(106,357)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	173,510,320	41,944,898
Reinvestment of dividends and distributions	-	106,357
Cost of shares redeemed	(4,982,454)	(1,340,266)
Net Increase (Decrease) in Net Assets From
Share Transactions of Beneficial Interest	168,527,866	40,710,989

TOTAL INCREASE IN NET ASSETS	168,146,742	40,625,346

NET ASSETS
Beginning of period	-	-
End of period	$ 168,146,742	$ 40,625,346
Undistributed (distributions in excess of) net
investment income	$ 25,784	$ (126)

SHARES ACTIVITY
Shares Sold	7,305,745	2,652,543
Shares Reinvested	-	6,744
Shares Redeemed	(207,987)	(83,930)
Net increase in shares of beneficial interest outstanding	7,097,758	2,575,357

(a) The JNF Portfolios commenced operations on May 1, 2007

See accompanying notes to financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS
For the Period Ending June 30, 2007 (Unaudited) (1)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Jefferson		Jefferson
	National		National
	Equity Fund		Balanced Fund
Net asset value, beginning of period	$ 23.75		$ 15.81
Activity from investment operations:
Net investment income	0.00	(2,3)	0.04	(3)
Net realized and unrealized gain (loss) on investments	(0.06)		(0.04)
Total from investment operations	(0.06)		0.00

Less distributions from:
Net investment income	0.00		(0.04)

Net asset value, end of period	$ 23.69		$ 15.77

Total return (4,5)	-0.25%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 168,176		$ 40,625

Ratios of gross expenses to average net assets	1.15%	(6)	1.22%	(6)

Ratios of net expenses to average net assets	1.10%	(6)	1.10%	(6)

Ratios of net investment income to average net assets:	0.09%	(6)	1.60%	(6)

Portfolio turnover rate	43%	(5)	84%	(5)

(1) The JNF Portfolios commenced operations on May 1, 2007
(2) Amount represents less than $0.01 per share
(3)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(4) Assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized
(6) Annualized

JNF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”) and the JNF Balanced Portfolio (the “Balanced Portfolio” and collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 23, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of the Adviser’s affiliate, Jefferson National Life Insurance Company.  The Portfolios seeks to provide a high total return consistent with preservation of capital and a prudent level of risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets for which market quotes are available are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. In unusual circumstances, instead of valuing securities in the usual manner, the Trust may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

JNF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Portfolios believes the adoption of SFAS 157 will have no material impact on its financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income on the Equity Portfolio, if any, are declared and paid annually. Dividends from net investment income on the Balanced Portfolio are declared and paid quarterly annually. Distributable net realized capital gains, if any, are declared and distributed annually by the portfolios. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Portfolios’ policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Management expects that the adoption of FIN 48 will have no impact on the financial statements of the Portfolios’.

JNF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios’ that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio

Purchases

Sales

Equity Portfolio

219,747,298

51,568,749

Balanced Portfolio

 63,800,386

23,331,893

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are supervised under the direction of the Board, which is responsible for the overall management of the Portfolios. JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). Chicago Equity Partners, LLC serves as the Portfolios’ (the “Sub-Advisor). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the supervision of the Board, supervises the performance of Sub-Advisor, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .65% of each Portfolios average daily net assets.

JNF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolios business) do not exceed 1.10% per annum of each Portfolio’s average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolios’ Operating Expenses are subsequently less than 1.10% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolios for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolios’ expenses to exceed 1.10% of average daily net assets. If the Portfolios’ Operating Expenses subsequently exceed 1.10% per annum of the Portfolios’ average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Portfolios and its shareholders.

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by each Portfolio at an annual rate of .25% of its average daily net assets. Pursuant to the Plan, each Portfolio may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.

JNF PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2007 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolios as follows:

Administration, Find Accounting and Transfer Agency.  The Portfolios pays GFS an asset-based fee in decreasing amounts as Portfolios assets reach certain breakpoints. The Portfolios are subject to a minimum annual fee. The Portfolios also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum complex annual fee of $140,000 or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on the next $250 million in net assets

-

8 basis points or 0.08% per annum on net assets greater than $500 million

Custody Administration. Pursuant to the terms of the Portfolios’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolios pay an asset-based fee in decreasing amounts as Portfolios assets reach certain breakpoints. The Portfolios also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s did not collect any fees for from the Portfolios during the period ended June 30, 2007.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Portfolios an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2007, the Equity and Balanced Portfolios incurred expenses of $2,902 and $726 respectively, for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended June 30, 2007, GemCom collected amounts totaling $1 for EDGAR and printing services performed.

JNF Portfolios

EXPENSE EXAMPLES

June 30, 2007 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 (commencement of operations) through June 30, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

JNF Balanced Fund	Beginning Account Value 5/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 5/1/07 – 6/30/07	Expense Ratio During Period ** 5/1/07 – 6/30/07
Actual	$1,000.00	$1,000.10	$1.84*	1.10%
	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 1/1/07 – 6/30/07	Expense Ratio During Period ** 1/1/07 – 6/30/07
Hypothetical*** (5% return before expenses)	$1,000.00	$1,019.23	$5.51****	1.10%
JNF Equity Fund	Beginning Account Value 5/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 5/1/07 – 6/30/07	Expense Ratio During Period ** 5/1/07 – 6/30/07
Actual	$1,000.00	$997.50	$1.84*	1.10%
	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period 1/1/07 – 6/30/07	Expense Ratio During Period ** 1/1/07 – 6/30/07
Hypothetical*** (5% return before expenses)	$1,000.00	$1,019.23	$5.51****	1.10%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (61) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Portfolio was in operation for the full sixth months ended 6/30/07.

****Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

JNF Portfolios

SUPPLEMENTAL INFORMATION

June 30, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on February 19, 2007 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an investment advisory agreement (the “Agreement”) between the Trust and JNF Advisors, Inc. (“JNF” or the “Adviser”), on behalf of JNF Equity Portfolio and JNF Balanced Portfolio (collectively, the “Portfolios”).  In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.  In their consideration of the Agreement (as well as the proposed sub-advisory agreement), the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by the Adviser regarding the Portfolios’ investment strategies, and it was noted that the JNF Equity Portfolio will be widely diversified by industry and company, focusing on small- and medium-size companies, and the JNF Balanced Portfolio will invest approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents.  It was noted that each Portfolio was modeled after an existing fund (the “Predecessor Portfolios”), and that once the Portfolios commence operations, the assets of each Predecessor Portfolio will be transferred to the corresponding Portfolio.  The Board also considered that JNF, in its capacity as Adviser of the Portfolios, would oversee the investment sub-advisory services, and is ultimately responsible for providing portfolio management services to the Portfolios.  The Board discussed with representatives of the Adviser the ongoing obligation to monitor the performance of the sub-advisers, in terms of investment returns, compliance, and related matters. The Board considered the resources and personnel of the Adviser and concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Portfolios had not yet commenced operations, and the Adviser is a recently formed company, the Trustees could not consider investment performance of the Adviser.  They agreed that the relevant consideration was the performance of the proposed sub-advisers to the Portfolios.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.65% annual advisory fee based on the average net assets of each Portfolio.  The Trustees then discussed the proposed active management strategy of the Portfolios, and the supervisory duties of the Adviser.  The Board, including the Independent Trustees, next considered the estimated Portfolio expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of each Portfolio, at least until April 30, 2008, to ensure that Net Annual Portfolio Operating Expenses will not exceed 1.10% of the average daily net assets of each Portfolio’s shares and found it to be beneficial to shareholders.  The Trustees concluded that the Portfolios’ advisory fees and expense ratio were acceptable in light of the quantity of the services the Portfolios expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Portfolios for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. It also considered the profits to be realized by the Adviser from other activities related to the Portfolios.  These included the receipt of any sales loads and payments under Rule 12b-1 plans with respect to the Portfolios, benefits to the insurance company affiliate of the Adviser, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Portfolios.  The Trustees concluded that because of each Portfolio's expense limitation agreement and the expected asset levels, they were satisfied the Adviser’s level of profitability from its relationship with the Portfolios would not be excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable, and unanimously approved the proposed Advisory Agreement.

Approval of the Sub-Advisory Agreement

The Board, including the Independent Trustees, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Chicago Equity Partners, LLC (“CEP” or the “Sub-Adviser”), on behalf of the Portfolios.  The Board received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of the Sub-Adviser, a peer group of funds and appropriate indices with respect to the Predecessor Portfolios; (b) arrangements in respect of the distribution of the Portfolios’ shares; and (c) the resources available with respect to compliance with the Portfolios’ investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser, (b) investment management staffing, (c) the financial condition of the Sub-Adviser. The following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board reviewed the terms of the proposed Sub-Advisory Agreement and the responsibilities of CEP, including the responsibility to manage the investment operations and composition of each Portfolio in accordance with its investment objective and strategies as stated in the Trust’s Prospectus and Statement of Additional Information, as from time to time in effect.  It was noted that CEP currently sub-advises the Predecessor Portfolios.  The Trustees discussed with a representative of CEP the extent of its research capabilities, the quality of its compliance infrastructure, and the experience of its portfolio management personnel.  After discussion, the Board concluded that CEP would provide quality sub-advisory services to the Portfolios.

Performance.  The Trustees considered the Sub-Adviser’s past performance managing the Predecessor Portfolios.   The Trustees noted that the Sub-Adviser did not manage the fixed income component of the processor balanced portfolio.  the Trustees compared the performance to a peer group of funds and appropriate indices.  The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Portfolios would not compensate CEP for sub-advisory services, but rather JNF would compensate CEP out of the advisory fees received from the Portfolios.  The Board, including the Independent Trustees, then considered the estimated fund expense ratio, and expense ratios of a peer group of funds.  The Trustees concluded that the sub-advisory fees were acceptable in light of the quality of the services the Portfolios expected to receive from the Sub-Adviser.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios, whether there is potential for realization of any further economies of scale.  After discussion it was the consensus of the Board that based on the anticipated size of the Portfolio for the initial two years of the Sub-Advisory Agreement, economies of scale was not a relevant consideration.

Profitability. The Board, including the Independent Trustees, considered the profits to be realized by the Sub-Adviser in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. It also considered the profits to be realized by the Sub-Adviser from sources other than the Sub-Advisory Agreement.  These included possible benefits to the Sub-Adviser from the use of "soft" commission dollars to pay for research and brokerage services, as well as the intangible benefits that accrue to the Sub-Adviser and any affiliates by virtue of their relationship with the Portfolios.  The Board noted that because of the Portfolios’ expected asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Portfolios would not be excessive.

Conclusion. Having requested and received such information from CEP as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable, and unanimously approved the proposed Sub-Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file there complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Jefferson National Financial Corp.

9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/10/07

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/10/07